Retirement benefit obligations - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Duration of the defined benefit obligation	12 years	13 years